UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02896

Prudential Investment Portfolios, Inc. 15
(Exact name of registrant as specified in charter)

655 Broad Street
6th Floor
Newark, NJ 07102
(Address of principal executive offices) (Zip code)

Patrick McGuinness, Esquire
655 Broad Street
6th Floor
Newark, NJ 07102
(Name and address of agent for service)

Registrant’s telephone number, including area code: 973-716-6422

Date of fiscal year end: August 31

Date of reporting period: 7/1/2022 through 6/30/2023

Item 1. Proxy Voting Record.

In determining votes against management, any ballot that management did not make a recommendation is considered to be "FOR" regardless of the vote cast. Any "Abstain" vote cast is considered as voted, and to be against the management recommendation.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02896
Reporting Period: 07/01/2022 - 06/30/2023
Prudential Investment Portfolios, Inc. 15

========= PGIM ESG High Yield Fund- Subadviser: PGIM Fixed Income, a  ==========
=========                 business unit of PGIM Inc.                  ==========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========== PGIM High Yield Fund - Subadviser: PGIM Fixed Income, a  ===========
===========                business unit of PGIM Inc.                ===========

CHESAPEAKE ENERGY CORPORATION

Ticker:       CHK            Security ID:  165167735
Meeting Date: JUN 08, 2023   Meeting Type: Annual
Record Date:  APR 10, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.   Election of Director: Domenic J.        For       For          Management
      Dell'Osso, Jr.
1b.   Election of Director: Timothy S. Duncan For       For          Management
1c.   Election of Director: Benjamin C.       For       For          Management
      Duster, IV
1d.   Election of Director: Sarah A. Emerson  For       For          Management
1e.   Election of Director: Matthew M.        For       For          Management
      Gallagher
1f.   Election of Director: Brian Steck       For       For          Management
1g.   Election of Director: Michael           For       For          Management
      Wichterich
2.    To approve on an advisory basis our     For       For          Management
      named executive officer compensation.
3.    To approve on an advisory basis the     1 Year    1 Year       Management
      frequency of shareholder votes on
      named executive officer compensation.
4.    To ratify the appointment of            For       For          Management
      PricewaterhouseCoopers LLP as our
      independent registered public
      accounting firm for the fiscal year
      ending December 31, 2023.

--------------------------------------------------------------------------------

INTELSAT S.A.

Ticker:       INTEL          Security ID:  L5217E120
Meeting Date: JUN 21, 2023   Meeting Type: Annual
Record Date:  MAY 15, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    Receive Board and Auditors' Report      None      Do Not Vote  Management
2.    Approval of the statutory stand-alone   For       For          Management
      financial statements
3.    Approval of the consolidated financial  For       For          Management
      statements
4.    Approval of discharge (quitus) to       For       For          Management
      directors for proper performance of
      their duties
5.    Approval of carry forward of net        For       For          Management
      results
6.    Confirmation of David Wajsgras          For       For          Management
      (co-opted) as director
7.    Confirmation of David Mack (co-opted)   For       For          Management
      as director
8a.   Re-election of Director: Roy Chestnutt  For       For          Management
8b.   Re-election of Director: Lisa Hammitt   For       For          Management
8c.   Re-election of Director: David Mack     For       For          Management
8d.   Re-election of Director: Marc Montagner For       For          Management
8e.   Re-election of Director: Easwaran       For       For          Management
      Sundaram
8f.   Re-election of Director: David Wajsgras For       For          Management
8g.   Re-election of Director: Jinhy Yoon     For       For          Management
9.    Ratification of directors'              For       For          Management
      remuneration for 2022
10.   Approval of directors' remuneration     For       For          Management
      for 2023
11.   Approval of re-appointment of KPMG      For       For          Management
      Audit S.a r.l. as approved statutory
      auditor
12.   Approval of share repurchases and       For       For          Management
      treasury share holdings, pursuant to
      and in line with Article 9 of the
      articles of association of the Company
      (relating to communication laws)

--------------------------------------------------------------------------------

VISTRA CORP.

Ticker:       VST            Security ID:  92840M102
Meeting Date: MAY 02, 2023   Meeting Type: Annual
Record Date:  MAR 23, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.   Election of Director: Scott B. Helm     For       For          Management
1b.   Election of Director: Hilary E.         For       For          Management
      Ackermann
1c.   Election of Director: Arcilia C. Acosta For       For          Management
1d.   Election of Director: Gavin R. Baiera   For       For          Management
1e.   Election of Director: Paul M. Barbas    For       For          Management
1f.   Election of Director: James A. Burke    For       For          Management
1g.   Election of Director: Lisa Crutchfield  For       For          Management
1h.   Election of Director: Brian K.          For       For          Management
      Ferraioli
1i.   Election of Director: Jeff D. Hunter    For       For          Management
1j.   Election of Director: Julie A. Lagacy   For       For          Management
1k.   Election of Director: John R. Sult      For       For          Management
2.    Approve, on an advisory basis, the      For       For          Management
      2022 compensation of the Company's
      named executive officers.
3.    Ratify the selection of Deloitte &      For       For          Management
      Touche LLP as the Company's
      independent registered public
      accounting firm for the year ending
      December 31, 2023.

========== PGIM Short Duration High Yield Income Fund - Subadviser:  ===========
==========      PGIM Fixed Income, a business unit of PGIM Inc.      ===========

CHESAPEAKE ENERGY CORPORATION

Ticker:       CHK            Security ID:  165167735
Meeting Date: JUN 08, 2023   Meeting Type: Annual
Record Date:  APR 10, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.   Election of Director: Domenic J.        For       For          Management
      Dell'Osso, Jr.
1b.   Election of Director: Timothy S. Duncan For       For          Management
1c.   Election of Director: Benjamin C.       For       For          Management
      Duster, IV
1d.   Election of Director: Sarah A. Emerson  For       For          Management
1e.   Election of Director: Matthew M.        For       For          Management
      Gallagher
1f.   Election of Director: Brian Steck       For       For          Management
1g.   Election of Director: Michael           For       For          Management
      Wichterich
2.    To approve on an advisory basis our     For       For          Management
      named executive officer compensation.
3.    To approve on an advisory basis the     1 Year    1 Year       Management
      frequency of shareholder votes on
      named executive officer compensation.
4.    To ratify the appointment of            For       For          Management
      PricewaterhouseCoopers LLP as our
      independent registered public
      accounting firm for the fiscal year
      ending December 31, 2023.

--------------------------------------------------------------------------------

INTELSAT S.A.

Ticker:       INTEL          Security ID:  L5217E120
Meeting Date: JUN 21, 2023   Meeting Type: Annual
Record Date:  MAY 15, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    Receive Board and Auditors' Report      None      Do Not Vote  Management
2.    Approval of the statutory stand-alone   For       For          Management
      financial statements
3.    Approval of the consolidated financial  For       For          Management
      statements
4.    Approval of discharge (quitus) to       For       For          Management
      directors for proper performance of
      their duties
5.    Approval of carry forward of net        For       For          Management
      results
6.    Confirmation of David Wajsgras          For       For          Management
      (co-opted) as director
7.    Confirmation of David Mack (co-opted)   For       For          Management
      as director
8a.   Re-election of Director: Roy Chestnutt  For       For          Management
8b.   Re-election of Director: Lisa Hammitt   For       For          Management
8c.   Re-election of Director: David Mack     For       For          Management
8d.   Re-election of Director: Marc Montagner For       For          Management
8e.   Re-election of Director: Easwaran       For       For          Management
      Sundaram
8f.   Re-election of Director: David Wajsgras For       For          Management
8g.   Re-election of Director: Jinhy Yoon     For       For          Management
9.    Ratification of directors'              For       For          Management
      remuneration for 2022
10.   Approval of directors' remuneration     For       For          Management
      for 2023
11.   Approval of re-appointment of KPMG      For       For          Management
      Audit S.a r.l. as approved statutory
      auditor
12.   Approval of share repurchases and       For       For          Management
      treasury share holdings, pursuant to
      and in line with Article 9 of the
      articles of association of the Company
      (relating to communication laws)

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prudential Investment Portfolios, Inc. 15

By: Stuart S. Parker*
       Stuart S. Parker, President

* By: /s/ Patrick McGuinness
           Attorney-in-Fact

Date: August 22, 2023

POWER OF ATTORNEY
for the PGIM Open End Fund Complex

The undersigned, directors/trustees and/or officers of each of the registered investment companies listed in Appendix A hereto, hereby authorize Andrew French, Claudia DiGiacomo, Melissa Gonzalez, Patrick McGuinness and Debra Rubano or any of them, as attorney-in-fact, to sign on his or her behalf in the capacities indicated (and not in such person’s personal individual capacity for personal financial or estate planning), the Registration Statement on Form N-1A, filed for such registered investment company or any amendment thereto (including any pre-effective or post-effective amendments) and any and all supplements or other instruments in connection therewith, including Form N-PX, Forms 3, 4 and 5 for or on behalf of each registered investment company listed in Appendix A or any current or future series thereof, and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

/s/ Ellen S. Alberding	/s/ Laurie Simon Hodrick
Ellen S. Alberding	Laurie Simon Hodrick

/s/ Kevin J. Bannon	/s/ Christian J. Kelly
Kevin J. Bannon	Christian J. Kelly

/s/ Scott E. Benjamin	/s/ Stuart S. Parker
Scott E. Benjamin	Stuart S. Parker

/s/ Linda W. Bynoe	/s/ Brian K. Reid
Linda W. Bynoe	Brian K. Reid

/s/ Barry H. Evans	/s/ Russ Shupak
Barry H. Evans	Russ Shupak

/s/ Keith F. Hartstein	/s/ Grace C. Torres
Keith F. Hartstein	Grace C. Torres

Dated: March 30, 2023

APPENDIX A

Prudential Government Money Market Fund, Inc.
The Prudential Investment Portfolios, Inc.
Prudential Investment Portfolios 2
Prudential Investment Portfolios 3
Prudential Investment Portfolios Inc. 14
Prudential Investment Portfolios 4
Prudential Investment Portfolios 5
Prudential Investment Portfolios 6
Prudential National Muni Fund, Inc.
Prudential Jennison Blend Fund, Inc.
Prudential Jennison Mid-Cap Growth Fund, Inc.
Prudential Investment Portfolios 7
Prudential Investment Portfolios 8
Prudential Jennison Small Company Fund, Inc.
Prudential Investment Portfolios 9
Prudential World Fund, Inc.
Prudential Investment Portfolios, Inc. 10
Prudential Jennison Natural Resources Fund, Inc.
Prudential Global Total Return Fund, Inc.

Prudential Investment Portfolios 12
Prudential Investment Portfolios, Inc. 15
Prudential Investment Portfolios 16
Prudential Investment Portfolios, Inc. 17
Prudential Investment Portfolios 18
Prudential Sector Funds, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
The Target Portfolio Trust
PGIM ETF Trust
PGIM Global High Yield Fund, Inc.
PGIM High Yield Bond Fund, Inc
PGIM Short Duration High Yield Opportunities Fund

Ms. Alberding does not serve as a Trustee of the PGIM Short Duration High Yield Opportunities Fund.

Ms. Bynoe and Ms. Hodrick do not serve as Directors of PGIM High Yield Bond Fund, Inc. and PGIM Global High Yield Fund, Inc. or as Trustees of PGIM Short Duration High Yield Opportunities Fund.